Segment Reporting (Details) - Schedule of Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Technology [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	$ 1,625	$ 2,610,448
Non-current assets		8,111,375
Total assets	1,625	10,721,823
Current liabilities	32,772	1,481,508
Total liabilities	32,772	1,481,508
Technology [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	369,770	450,129
Non-current assets	1,310	674
Total assets	371,080	450,803
Current liabilities	711,992	303,749
Total liabilities	711,992	303,749
Cross-Board Merchandise [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	2,791,304
Non-current assets	2,788,394
Total assets	5,579,697
Current liabilities	866,358
Total liabilities	866,358
Unallocated [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	3,303,874	(283,630)
Non-current assets	7,000,000
Total assets	10,303,874	(283,630)
Current liabilities	2,319,263	1,628,272
Total liabilities	2,319,263	1,628,272
Consolidated [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	6,466,573	24,226,497
Non-current assets	9,789,704	13,867,925
Total assets	16,256,277	38,094,422
Current liabilities	3,930,385	7,222,082
Total liabilities	$ 3,930,385	7,222,082
Wholesale and Retail [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets		18,640,119
Non-current assets		2,410,407
Total assets		21,050,526
Current liabilities		3,384,019
Total liabilities		3,384,019
Cross-Board Merchandise [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets		2,809,431
Non-current assets		3,345,469
Total assets		6,154,900
Current liabilities		424,534
Total liabilities		$ 424,534